Consolidated Statements of Financial Position - USD ($)	Oct. 31, 2019	Oct. 31, 2018
Current
Cash	$ 46,056	$ 206,832
Development costs receivable		81,841
Prepaid expenses and other receivables	14,751	16,731
Total current assets	60,807	305,404
Property and equipment	2,677	9,228
Patents	20,000	396,105
Total assets	83,484	710,737
Current
Trade payables and other liabilities	997,632	1,007,220
Convertible debentures	2,599,074	2,476,571
Derivative liabilities	765,425	650,116
Total liabilities	4,362,131	4,133,907
Shareholders' Deficiency
Share capital	84,153,696	82,282,903
Contributed surplus	27,757,639	27,630,909
Equity component of convertible debentures	50,147	70,283
Accumulated deficit	(116,240,129)	(113,407,265)
Total shareholders' deficiency	(4,278,647)	(3,423,170)
Total liabilities and shareholders' deficiency	$ 83,484	$ 710,737